Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
1 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 116 .07%
ASSET-BACKED SECURITIES — 10 .70% **
Access Group, Inc.,
Series 2015-1, Class A
(SOFR30A plus 0.81%)
6.15% 07/25/56
1,2
$ 671,447 $ 665,081
AmeriCredit Automobile Receivables Trust,
Series 2020-1, Class D
1.80% 12/18/25 5,265,958 5,255,188
AmeriCredit Automobile Receivables Trust,
Series 2020-3, Class D
1.49% 09/18/26 2,587,000 2,512,817
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.21%)
6.54% 07/20/29
1,2,3
317,398 317,382
Barings CLO Ltd.,
Series 2018-4A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.48% 10/15/30
1,2,3
6,400,000 6,401,472
Carvana Auto Receivables Trust,
Series 2021-N2, Class D
1.27% 03/10/28 988,900 933,142
Domino's Pizza Master Issuer LLC,
Series 2015-1A, Class A2II
4.47% 10/25/45
2
3,617,250 3,551,090
Domino's Pizza Master Issuer LLC,
Series 2018-1A, Class A2I
4.12% 07/25/48
2
2,145,140 2,095,110
Exeter Automobile Receivables Trust,
Series 2022-1A, Class D
3.02% 06/15/28 2,669,000 2,564,167
Flagship Credit Auto Trust,
Series 2019-4, Class D
3.12% 01/15/26
2
1,427,680 1,414,778
GLS Auto Receivables Issuer Trust,
Series 2020-3A, Class D
2.27% 05/15/26
2
757,937 754,814
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
6.05% 08/25/42
1
1,004,687 962,972
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
2
2,532,088 2,353,281
JPMorgan Chase Bank N.A. - CACLN,
Series 2021-1, Class C
1.02% 09/25/28
2
36,364 36,213
LCM XXIV Ltd.,
Series 24A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
6.57% 03/20/30
1,2,3
1,777,522 1,779,780
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.26%)
6.59% 07/21/30
1,2,3
$ 8,810,838 $ 8,816,741
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.12%)
6.45% 10/20/29
1,2,3
6,250,000 6,254,231
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A
1.06% 10/15/69
2
772,570 681,092
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A
1.11% 02/18/70
2
3,777,631 3,237,453
Nelnet Student Loan Trust,
Series 2013-1A, Class A
(SOFR30A plus 0.71%)
6.05% 06/25/41
1,2
954,906 949,076
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(CME Term SOFR 3-Month plus 0.91%)
6.24% 10/20/34
1,2,3
837,054 836,476
OCP CLO Ltd.,
Series 2014-6A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 10/17/30
1,2,3
6,300,000 6,300,630
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.74% 11/20/30
1,2,3
1,151,939 1,153,445
Octagon Investment Partners XVII Ltd.,
Series 2013-1A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.99% 01/25/31
1,2,3
1,310,000 1,310,039
Palmer Square Loan Funding Ltd.,
Series 2021-2A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.06%)
6.39% 05/20/29
1,2,3
358,777 358,894
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.73% 04/15/31
1,2,3
6,060,000 6,066,866
Progress Residential Trust,
Series 2020-SFR3, Class F
2.80% 10/17/27
2
6,980,000 6,664,473
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class A
2.83% 10/25/52
2
1,952,203 1,903,304

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Reese Park CLO Ltd.,
Series 2020-1A, Class XR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
6.49% 10/15/34
1,2,3
$ 949,999 $ 950,309
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.78% 10/20/30
1,2,3
1,085,984 1,087,391
Rockford Tower CLO Ltd.,
Series 2018-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.36%)
6.69% 05/20/31
1,2,3
909,391 909,791
Santander Bank Auto Credit-Linked Notes,
Series 2022-B, Class E
8.68% 08/16/32
2
906,044 911,093
Santander Drive Auto Receivables Trust,
Series 2021-3, Class D
1.33% 09/15/27 5,806,895 5,650,929
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
5,505,543 4,911,546
SLC Student Loan Trust,
Series 2007-1, Class A4
(SOFR90A plus 0.32%)
5.67% 05/15/29
1
561,992 560,877
SLM Student Loan Trust,
Series 2008-4, Class A4
(SOFR90A plus 1.91%)
7.26% 07/25/22
1
1,837,706 1,846,029
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.71% 07/25/23
1
1,431,469 1,426,212
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
6.15% 01/25/29
1
1,369,017 1,338,470
SLM Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.71%)
6.05% 02/26/29
1
2,518,772 2,445,519
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
2,800,000 2,587,715
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65% 09/15/45
2
2,780,000 2,634,269
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 10/20/31
1,2,3
6,100,000 6,105,838
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Voya CLO,
Series 2017-2A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
6.57% 06/07/30
1,2,3
$ 4,006,130 $ 4,009,896
World Omni Auto Receivables Trust,
Series 2021-D, Class B
1.52% 11/15/27 5,325,000 5,034,386
Total Asset-Backed Securities
(Cost $119,309,842) 118,540,277
BANK LOANS — 1 .51% *
Communications — 0 .26%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.33% 12/17/27
1
67,056 67,208
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(SOFR plus 1.75%)
7.05% 02/01/27
1
2,228,278 2,228,066
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.62% 10/08/27
1
109,036 109,118
New Insight Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.76%)
11.07% 12/20/24
1
66,069 50,120
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.83% 08/16/28
1
74,926 55,258
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.46% 03/09/27
1
431,905 377,198
2,886,968
Consumer Discretionary — 0 .09%
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.84% 04/05/28
1
74,478 68,334
(SOFR plus 6.25%)
11.58% 04/05/28
1
31,005 31,470
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 5.26%)
8.84% 04/05/28
1,7
111,718 89,374
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.35%)
8.68% - 8.69% 01/24/29
1,3
685,839 637,508
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
1
136,414 110,987

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.10% 07/31/28
1
$ 87,583 $ 87,838
1,025,511
Entertainment — 0 .03%
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.18% 08/01/27
1
1,408 1,405
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
8.21% 05/16/25
1
304,350 305,219
306,624
Finance — 0 .05%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.00%)
7.34% 06/22/28
1
235,104 235,692
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.08% 04/09/27
1
172,519 172,646
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.96% 01/26/28
1
115,543 115,572
523,910
Food — 0 .01%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.21% 10/01/25
1
24,082 22,942
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.09% 04/25/31
1
126,039 126,617
149,559
Health Care — 0 .23%
Carestream Dental Equipment, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
8.71% 09/01/24
1
117,441 102,174
Carestream Dental, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.60%)
9.94% 09/01/24
1
35,849 29,844
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.10%)
7.44% 11/15/27
1
502,726 495,185
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Jazz Financing Lux SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.11%)
8.46% 05/05/28
1,3
$ 385,350 $ 386,073
Jazz Pharmaceuticals, Inc.,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.58% 05/05/28
1,3
309,283 309,863
Medline Borrower LP,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.09% 10/23/28
1
259,721 260,532
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.18% 06/20/31
1
266,224 261,731
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.19% 02/01/28
1
119,011 119,169
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.15% 04/20/29
1
491,250 490,943
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.08% 09/27/30
1
96,458 96,496
2,552,010
Health Care REITs — 0 .03%
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 1.60%)
6.30% 02/22/27
1
189,375 187,481
6.30% 08/20/27
1
189,375 187,482
374,963
Industrials — 0 .13%
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.83% 02/15/31
1
83,272 83,814
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
7.19% 07/01/29
1
1,137,301 1,139,263
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 8.85%)
9.19% 03/20/25
1
38,846 37,938
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
8.08% 08/24/28
1
178,048 178,572
1,439,587

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology — 0 .15%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.69% 12/06/27
1
$ 124,055 $ 118,947
Athenahealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.25% 02/15/29
1
241,098 240,609
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
8.19% 01/29/27
1
69,561 69,705
Central Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.58% 07/06/29
1
150,000 148,266
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.10% 08/14/25
1
188,913 182,458
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.72% - 8.99% 10/01/27
1
635,190 616,661
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.84% 02/06/31
1
34,369 34,533
MH Sub I LLC,
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
9.59% 05/03/28
1
44,585 44,594
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.60% 04/05/30
1
74,265 74,300
Research Now Group LLC (DIP),
Term Loan, 1st Lien
(SOFR plus 8.86%)
14.21% 08/06/24
1
2,401 2,425
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 9.26%)
9.60% 03/03/28
1
96,129 82,370
1,614,868
Insurance — 0 .09%
Acrisure LLC,
Term Loan B6, 1st Lien
(SOFR plus 3.25%)
8.59% 11/06/30
1
181,779 181,968
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
7.71% 02/19/28
1
191,586 191,660
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Insurance (continued)
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.91% 08/19/28
1
$ 491,250 $ 486,490
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.71% 12/23/26
1
124,356 123,492
983,610
Materials — 0 .03%
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.84% 08/18/28
1
261,807 261,153
Mativ Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 2.60%)
7.94% 05/06/27
1
38,921 38,629
299,782
Residential REITs — 0 .22%
Invitation Homes Operating Partnership LP,
Term Loan A, 1st Lien
(SOFR plus 1.10%)
6.44% 01/31/25
1
2,500,000 2,487,513
Retail — 0 .04%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
7.09% 09/20/30
1,3
20,531 20,505
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.20% 03/15/28
1
194,250 194,458
Peer Holding III BV,
Term Loan B5, 1st Lien (Netherlands)
(SOFR plus 3.00%)
8.34% 06/21/31
1,3
92,323 92,534
Whatabrands LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.09% 08/03/28
1
99,750 99,888
407,385
Services — 0 .15%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
8.63% 01/29/27
1
153,850 154,427
Boost Newco Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.84% 01/31/31
1
31,658 31,742
(SOFR plus 3.00%)
8.33% 01/31/31
1
187,111 187,605

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.21% 10/08/28
1
$ 69,667 $ 70,103
Element Materials Technology Group U.S. Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 4.35%)
9.68% 07/06/29
1
263,266 264,638
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.68% 07/06/29
1
570,411 573,382
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
9.21% 12/15/28
1
80,155 80,205
TransUnion Intermediate Holdings, Inc.,
Term Loan B8, 1st Lien
(SOFR plus 1.75%)
7.09% 06/05/31
1
87,755 87,711
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.44% 11/02/27
1
167,372 161,682
1,611,495
Total Bank Loans
(Cost $16,549,268) 16,663,785
CORPORATES — 27 .46% *
Banking — 7 .44%
Bank of America Corp.
3.71% 04/24/28
6
944,000 904,610
Bank of America Corp.
(MTN)
0.98% 09/25/25
6
4,891,000 4,836,017
1.32% 06/19/26
6
7,263,000 6,963,863
2.09% 06/14/29
6
4,535,000 4,026,000
2.55% 02/04/28
6
4,275,000 3,991,835
HSBC Holdings PLC
(United Kingdom)
2.01% 09/22/28
3,6
11,500,000 10,333,124
ING Groep NV
(Netherlands)
3.87% 03/28/26
3,6
645,000 635,754
JPMorgan Chase & Co.
1.04% 02/04/27
6
14,051,000 13,095,897
2.08% 04/22/26
6
2,350,000 2,282,434
2.18% 06/01/28
6
879,000 806,844
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,6
2,175,000 2,020,945
3.57% 11/07/28
3,6
175,000 164,659
PNC Financial Services Group, Inc. (The)
5.58% 06/12/29
6
830,000 839,404
6.62% 10/20/27
6
4,570,000 4,681,682
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Santander UK Group Holdings PLC
(United Kingdom)
1.67% 06/14/27
3,6
$ 3,007,000 $ 2,780,775
U.S. Bancorp
4.65% 02/01/29
6
5,365,000 5,254,044
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
6
1,275,000 1,174,973
5.57% 07/25/29
6
17,460,000 17,628,275
82,421,135
Communications — 0 .66%
Altice France SA
(France)
5.50% 10/15/29
2,3
266,000 175,744
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75% 03/01/30
2
120,000 104,030
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.91% 07/23/25 397,000 393,668
Cox Communications, Inc.
3.15% 08/15/24
2
1,199,000 1,194,832
7.63% 06/15/25 900,000 911,254
CSC Holdings LLC
11.75% 01/31/29
2
1,014,000 866,963
Frontier Communications Holdings LLC
8.63% 03/15/31
2
12,000 12,374
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
2
776,250 773,299
T-Mobile USA, Inc.
3.75% 04/15/27 3,015,000 2,898,907
7,331,071
Consumer Discretionary — 1 .49%
BAT Capital Corp.
3.56% 08/15/27 2,440,000 2,318,095
Everi Holdings, Inc.
5.00% 07/15/29
2
250,000 245,980
Imperial Brands Finance PLC
(United Kingdom)
3.50% 07/26/26
2,3
5,205,000 4,994,438
JDE Peet's NV
(Netherlands)
0.80% 09/24/24
2,3
935,000 922,254
Spectrum Brands, Inc.
3.88% 03/15/31
2
87,000 72,733
WarnerMedia Holdings, Inc.
3.76% 03/15/27 8,400,000 7,969,270
16,522,770
Diversified REITs — 1 .68%
American Tower Corp.
5.25% 07/15/28 7,290,000 7,282,544
Crown Castle, Inc.
3.80% 02/15/28 3,940,000 3,735,405

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs (continued)
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 $ 1,197,000 $ 1,195,180
4.00% 01/15/30 1,750,000 1,602,129
5.30% 01/15/29 2,179,000 2,153,925
VICI Properties LP
4.95% 02/15/30 40,000 38,613
VICI Properties LP/VICI Note Co., Inc.
5.75% 02/01/27
2
2,590,000 2,592,267
18,600,063
Electric — 2 .27%
Alliant Energy Finance LLC
1.40% 03/15/26
2
6,540,000 6,075,013
5.95% 03/30/29
2
805,000 824,455
Duke Energy Corp.
3.75% 04/01/31 2,500,000 2,643,011
4.30% 03/15/28 1,835,000 1,781,380
Eversource Energy
2.90% 03/01/27 5,425,000 5,097,657
FirstEnergy Pennsylvania Electric Co.
4.00% 04/15/25
2
1,467,000 1,444,354
4.15% 04/15/25
2
500,000 492,907
ITC Holdings Corp.
4.95% 09/22/27
2
4,960,000 4,916,437
Jersey Central Power & Light Co.
4.30% 01/15/26
2
1,868,000 1,835,690
25,110,904
Energy — 0 .27%
Energy Transfer LP
4.95% 05/15/28 1,150,000 1,133,739
Southern Co. Gas Capital Corp.
3.88% 11/15/25 1,950,000 1,907,628
3,041,367
Finance — 4 .21%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
500,000 466,584
Air Lease Corp.
3.63% 04/01/27 4,835,000 4,623,434
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,3
5,905,000 5,311,967
2.75% 02/21/28
2,3
1,350,000 1,213,317
Capital One Financial Corp.
2.64% 03/03/26
6
2,685,000 2,627,946
Citigroup, Inc.
1.46% 06/09/27
6
5,000,000 4,636,489
3.52% 10/27/28
6
4,987,000 4,715,266
6.04% 10/30/24
6
3,023,000 3,025,506
Goldman Sachs Group, Inc. (The)
1.95% 10/21/27
6
10,000,000 9,238,326
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 76,000 65,055
9.75% 01/15/29
2
540,000 561,136
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley
0.99% 12/10/26
6
$ 5,000,000 $ 4,678,278
1.59% 05/04/27
6
5,855,000 5,459,475
46,622,779
Food — 0 .34%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.00% 02/02/29
3
1,795,000 1,601,400
5.13% 02/01/28
3
2,205,000 2,180,234
3,781,634
Health Care — 2 .49%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
2,3
850,000 819,038
Amgen, Inc.
5.15% 03/02/28 4,405,000 4,405,879
Bayer U.S. Finance II LLC
2.85% 04/15/25
2
385,000 373,871
Bayer U.S. Finance LLC
6.25% 01/21/29
2
6,230,000 6,362,144
Grifols SA
(Spain)
4.75% 10/15/28
2,3
445,000 384,094
Grifols SA,
Series REGS
(Spain)
3.88% 10/15/28
3
300,000 264,590
HCA, Inc.
3.13% 03/15/27 2,510,000 2,371,964
5.38% 09/01/26 2,520,000 2,514,014
5.88% 02/15/26 1,980,000 1,983,400
HCA, Inc.
(MTN)
7.58% 09/15/25 1,100,000 1,124,817
Illumina, Inc.
5.75% 12/13/27 2,275,000 2,296,958
Kedrion SpA
(Italy)
6.50% 09/01/29
2,3
370,000 338,482
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
2
15,000 10,577
ModivCare, Inc.
5.88% 11/15/25
2
1,130,000 1,146,600
Premier Health Partners,
Series G
2.91% 11/15/26 3,500,000 3,228,905
27,625,333
Health Care REITs — 0 .75%
DOC DR LLC
4.30% 03/15/27 3,995,000 3,910,922
Healthcare Realty Holdings LP
3.50% 08/01/26 1,451,000 1,386,943

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care REITs (continued)
3.63% 01/15/28 $ 3,255,000 $ 3,017,643
8,315,508
Industrial REITs — 0 .31%
LXP Industrial Trust
6.75% 11/15/28 3,325,000 3,448,387
Industrials — 1 .22%
Amcor Flexibles North America, Inc.
4.00% 05/17/25 4,125,000 4,065,611
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Series REGS
(Canada)
2.13% 08/15/26
3
300,000 268,111
Berry Global, Inc.
1.65% 01/15/27 2,000,000 1,821,500
4.88% 07/15/26
2
636,000 625,050
Boeing Co. (The)
6.26% 05/01/27
2
2,455,000 2,473,111
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
5.97% 05/05/26
1
2,235,000 2,241,360
(CME Term SOFR 3-Month plus 0.74%)
6.06% 08/15/36
1
2,182,000 2,068,668
13,563,411
Information Technology — 0 .53%
Netflix, Inc.
3.63% 06/15/25
2
3,207,000 3,149,689
Open Text Corp.
(Canada)
6.90% 12/01/27
2,3
2,635,000 2,720,941
5,870,630
Insurance — 1 .45%
Aon Corp.
4.50% 12/15/28 1,442,000 1,403,134
MMI Capital Trust I,
Series B
7.63% 12/15/27 2,000,000 2,100,035
Nationwide Mutual Insurance Co.
7.89% 12/15/24
2,6
5,550,000 5,580,601
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
2,6
2,800,000 2,786,725
Willis North America, Inc.
2.95% 09/15/29 35,000 31,370
4.65% 06/15/27 4,202,000 4,132,124
16,033,989
Materials — 0 .46%
International Flavors & Fragrances, Inc.
1.83% 10/15/27
2
4,970,000 4,441,057
2.30% 11/01/30
2
745,000 621,448
5,062,505
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Office REITs — 0 .16%
Hudson Pacific Properties LP
3.25% 01/15/30 $ 614,000 $ 424,299
4.65% 04/01/29 1,715,000 1,323,905
1,748,204
Retail REITs — 0 .17%
Federal Realty OP LP
7.48% 08/15/26 1,850,000 1,901,220
Services — 0 .69%
Global Payments, Inc.
2.15% 01/15/27 7,201,000 6,667,475
Worldline SA
(France)
0.00% 07/30/26
3,8
10,000 992,884
7,660,359
Specialized REITs — 0 .73%
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
3
1,700,000 1,606,067
Extra Space Storage LP
3.88% 12/15/27 6,745,000 6,438,383
8,044,450
Transportation — 0 .10%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 1,194,494 1,085,498
Water — 0 .04%
Thames Water Utilities Finance PLC
(United Kingdom)
0.88% 01/31/28
3
555,000 478,006
Total Corporates
(Cost $306,002,563) 304,269,223
MORTGAGE-BACKED — 57 .86% **
Non-Agency Commercial Mortgage-Backed — 10 .95%
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL3, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.18%)
6.51% 08/15/34
1,2,3
3,237,404 3,211,784
Ashford Hospitality Trust,
Series 2018-KEYS, Class A
(CME Term SOFR 1-Month plus 1.17%)
6.63% 06/15/35
1,2
482,188 478,976
BANK,
Series 2018-BN14, Class A2
4.13% 09/15/60 3,720,584 3,622,577
Benchmark Mortgage Trust,
Series 2020-B17, Class A2
2.21% 03/15/53 7,590,000 6,955,603

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BX Commercial Mortgage Trust,
Series 2020-VKNG, Class A
(CME Term SOFR 1-Month plus 1.04%)
6.37% 10/15/37
1,2
$ 4,627,225 $ 4,603,307
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A
(CME Term SOFR 1-Month plus 1.04%)
6.36% 12/15/38
1,2
4,245,000 4,197,687
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A
(CME Term SOFR 1-Month plus 0.77%)
6.10% 05/15/38
1,2
3,859,970 3,812,448
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A
(CME Term SOFR 1-Month plus 0.80%)
6.13% 10/15/38
1,2
2,977,532 2,941,481
BX,
Series 2021-MFM1, Class A
(CME Term SOFR 1-Month plus 0.81%)
6.14% 01/15/34
1,2
753,235 747,041
BX,
Series 2021-MFM1, Class B
(CME Term SOFR 1-Month plus 1.06%)
6.39% 01/15/34
1,2
1,482,717 1,465,199
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class B
(CME Term SOFR 1-Month plus 1.55%)
6.88% 12/15/37
1,2
3,128,000 3,124,902
Cold Storage Trust,
Series 2020-ICE5, Class A
(CME Term SOFR 1-Month plus 1.01%)
6.34% 11/15/37
1,2
8,456,667 8,428,523
Commercial Mortgage Trust,
Series 2015-PC1, Class A4
3.62% 07/10/50 2,621,647 2,607,149
Commercial Mortgage Trust,
Series 2016-DC2, Class ASB
3.55% 02/10/49 70,578 69,590
DBGS Mortgage Trust,
Series 2018-BIOD, Class A
(CME Term SOFR 1-Month plus 1.10%)
6.43% 05/15/35
1,2
9,082,801 9,035,417
Extended Stay America Trust,
Series 2021-ESH, Class A
(CME Term SOFR 1-Month plus 1.19%)
6.52% 07/15/38
1,2
2,024,382 2,018,121
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class A
(CME Term SOFR 1-Month plus 2.09%)
7.42% 03/15/28
1,2
1,755,000 1,758,573
GS Mortgage Securities Trust,
Series 2011-GC5, Class AS
5.21% 08/10/44
2,6
2,251,164 2,177,805
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GWT,
Series 2024-WLF2, Class A
(CME Term SOFR 1-Month plus 1.69%)
7.02% 05/15/41
1,2
$ 2,767,000 $ 2,770,210
HILT COMMERCIAL Mortgage Trust,
Series 2024-ORL, Class A
(CME Term SOFR 1-Month plus 1.54%)
6.87% 05/15/37
1,2
2,480,000 2,475,454
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A1
3.09% 03/05/37
2
3,750,000 3,654,083
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A2
3.09% 03/05/37
2
5,050,000 4,919,692
HTL Commercial Mortgage Trust,
Series 2024-T53, Class A
6.07% 05/10/39
2,6
2,668,000 2,661,627
Independence Plaza Trust,
Series 2018-INDP, Class A
3.76% 07/10/35
2
3,294,364 3,147,876
Independence Plaza Trust,
Series 2018-INDP, Class B
3.91% 07/10/35
2
10,000,000 9,546,488
INTOWN Mortgage Trust,
Series 2022-STAY, Class A
(CME Term SOFR 1-Month plus 2.49%)
7.82% 08/15/39
1,2
3,167,000 3,181,614
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.08% 04/15/46
6
1,302,971 99
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-MHC, Class A
(CME Term SOFR 1-Month plus 1.16%)
6.49% 04/15/38
1,2
4,932,362 4,905,617
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
7.14% 11/15/35
1,2
4,139,097 4,146,301
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.97% 03/15/48
6
30,299,192 45,388
One New York Plaza Trust,
Series 2020-1NYP, Class A
(CME Term SOFR 1-Month plus 1.06%)
6.39% 01/15/36
1,2
2,000,000 1,915,999
Shelter Growth CRE Issuer Ltd.,
Series 2021-FL3, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.19%)
6.52% 09/15/36
1,2,3
1,214,311 1,213,926
SMRT,
Series 2022-MINI, Class A
(CME Term SOFR 1-Month plus 1.00%)
6.33% 01/15/39
1,2
2,885,000 2,851,326

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
SREIT Trust,
Series 2021-MFP2, Class A
(CME Term SOFR 1-Month plus 0.94%)
6.27% 11/15/36
1,2
$ 3,640,000 $ 3,599,274
SREIT Trust,
Series 2021-PALM, Class E
(CME Term SOFR 1-Month plus 2.02%)
7.35% 10/15/34
1,2
2,500,000 2,450,680
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A2
4.15% 08/15/51 979,370 966,742
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A
6.13% 03/15/40
2,6
2,978,000 2,978,964
Westfield Galleria at Roseville
8.58% 03/29/25
4,5
2,700,000 2,695,950
121,383,493
Non-Agency Mortgage-Backed — 17 .43%
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2D
(CME Term SOFR 1-Month plus 0.59%)
5.94% 04/25/36
1
6,007,009 5,311,741
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R9, Class M1
(CME Term SOFR 1-Month plus 0.82%)
6.16% 11/25/35
1
5,194,464 5,050,975
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(CME Term SOFR 1-Month plus 0.85%)
6.19% 10/25/35
1
3,101,422 3,028,738
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A5
(CME Term SOFR 1-Month plus 0.65%)
2.89% 03/25/36
1
1,896,803 1,829,304
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 2,618,227 2,519,862
Bear Stearns ALT-A Trust,
Series 2004-10, Class M1
(CME Term SOFR 1-Month plus 1.01%)
6.36% 09/25/34
1
383,472 383,726
Bear Stearns ARM Trust,
Series 2004-3, Class 4A
6.17% 07/25/34
6
178,790 168,697
BNC Mortgage Loan Trust,
Series 2007-1, Class A4
(CME Term SOFR 1-Month plus 0.27%)
5.62% 03/25/37
1
3,672,622 3,428,074
Chase Funding Trust,
Series 2002-2, Class 2A1
(CME Term SOFR 1-Month plus 0.61%)
5.96% 05/25/32
1
864,747 855,506
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
5.78% 02/25/37
6
$ 2,112,981 $ 2,024,489
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
5.78% 06/25/35
6
382,813 372,259
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(CME Term SOFR 1-Month plus 0.29%)
5.64% 05/25/36
1,2
310,265 276,077
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
2,6
5,820,311 5,157,839
CIM Trust,
Series 2022-I1, Class A1
4.35% 02/25/67
2,6
4,658,210 4,533,246
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1
(CME Term SOFR 1-Month plus 0.40%)
5.75% 09/25/36
1,2
5,402,541 5,170,658
Countrywide Asset-Backed Certificates Trust,
Series 2006-14, Class 2A3
(CME Term SOFR 1-Month plus 0.59%)
5.94% 02/25/37
1
2,013,729 1,926,223
Countrywide Asset-Backed Certificates Trust,
Series 2006-4, Class M1
(CME Term SOFR 1-Month plus 0.64%)
5.98% 07/25/36
1
2,465,195 2,421,170
Countrywide Asset-Backed Certificates Trust,
Series 2007-7, Class 1A
(CME Term SOFR 1-Month plus 0.31%)
5.66% 10/25/47
1
6,880,730 6,416,011
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
5.36% 08/25/34
6
6,615 5,896
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR1, Class 5A1
6.02% 02/25/34
6
68,686 67,016
Credit Suisse Mortgage Capital Trust
Series 2022-RPL3, Class A1
3.85% 03/25/61
2,6
6,945,303 7,247,017
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(CME Term SOFR 1-Month plus 0.20%)
3.15% 04/25/37
1
247,429 244,392
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(CME Term SOFR 1-Month plus 0.17%)
3.38% 04/25/37
1
1,848,549 1,117,217
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1
(SOFR30A plus 2.10%)
7.44% 03/25/42
1,2
3,807,783 3,869,965

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2023-R01, Class 1M1
(SOFR30A plus 2.40%)
7.74% 12/25/42
1,2
$ 2,655,388 $ 2,735,310
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A3C
(CME Term SOFR 1-Month plus 1.11%)
6.46% 08/25/34
1
326,494 292,749
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(CME Term SOFR 1-Month plus 0.89%)
6.24% 09/25/35
1
1,053,075 1,047,302
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.82% 09/25/34
6
884 868
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA6, Class M1A
(SOFR30A plus 2.15%)
7.49% 09/25/42
1,2
1,286,599 1,306,296
Fremont Home Loan Trust,
Series 2005-E, Class 2A4
(CME Term SOFR 1-Month plus 0.77%)
6.12% 01/25/36
1
4,911,392 4,648,046
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(CME Term SOFR 1-Month plus 0.55%)
4.38% 06/25/30
1
50,021 45,357
GSAMP Trust,
Series 2005-HE4, Class M3
(CME Term SOFR 1-Month plus 0.89%)
6.24% 07/25/45
1
1,100,374 1,069,528
GSAMP Trust,
Series 2006-HE2, Class M1
(CME Term SOFR 1-Month plus 0.59%)
5.94% 03/25/46
1
2,465,041 2,398,903
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 2A1
5.05% 11/25/35
6
62,501 56,429
Impac CMB Trust,
Series 2005-5, Class A1
(CME Term SOFR 1-Month plus 0.43%)
6.10% 08/25/35
1
813,547 755,917
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(CME Term SOFR 1-Month plus 0.91%)
6.26% 11/25/34
1
413,613 363,245
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 108,632 108,287
JPMorgan Mortgage Acquisition Trust,
Series 2005-FRE1, Class M1
(CME Term SOFR 1-Month plus 0.73%)
3.07% 10/25/35
1
2,587,790 2,510,518
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class M1
(CME Term SOFR 1-Month plus 0.59%)
5.94% 04/25/36
1
$ 3,780,580 $ 3,626,030
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class M1
(CME Term SOFR 1-Month plus 0.34%)
5.69% 05/25/37
1
7,750,000 7,448,128
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A1
(CME Term SOFR 1-Month plus 0.27%)
5.62% 06/25/37
1
6,310,570 6,263,075
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
5.77% 07/25/35
6
154,101 153,143
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
5.51% 07/25/35
6
61,933 60,055
JPMorgan Mortgage Trust,
Series 2024-4, Class A4A
6.00% 10/25/54
2,6
4,824,128 4,780,985
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class AIOC (IO)
0.55% 04/15/40
4,5,6
39,698,321 431,580
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.37% 01/25/34
6
1,909 1,806
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
5.99% 11/21/34
6
263,898 245,716
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
5.15% 04/25/34
6
36,588 33,271
MASTR Alternative Loan Trust,
Series 2003-1, Class 1A1
6.25% 12/25/32 527,202 518,491
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1
5.50% 07/25/33 1,339,719 1,306,262
MASTR Alternative Loan Trust,
Series 2003-9, Class 4A1
5.25% 11/25/33 1,498,814 1,436,901
MASTR Alternative Loan Trust,
Series 2004-7, Class 1A1
5.50% 07/25/34 1,268,782 1,217,226
MASTR Asset-Backed Securities Trust,
Series 2006-HE1, Class M1
(CME Term SOFR 1-Month plus 0.67%)
6.01% 01/25/36
1
4,480,885 4,317,988
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
6.22% 10/25/32
6
76,099 73,271
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
5.82% 06/25/37
1
3,108,855 3,040,252

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
5.50% 08/25/34
6
$ 375,076 $ 353,288
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
2
2,131,116 2,094,856
Mid-State Trust,
Series 10W, Class A2
5.82% 02/15/36 192,001 187,329
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(CME Term SOFR 1-Month plus 1.04%)
6.39% 07/25/34
1
672,406 675,984
MortgageIT Trust,
Series 2005-3, Class A1
(CME Term SOFR 1-Month plus 0.71%)
6.06% 08/25/35
1
77,427 72,701
MortgageIT Trust,
Series 2005-4, Class A1
(CME Term SOFR 1-Month plus 0.67%)
6.02% 10/25/35
1
1,653,806 1,642,285
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(CME Term SOFR 1-Month plus 0.33%)
5.68% 04/25/37
1
932,416 929,372
New Century Home Equity Loan Trust,
Series 2005-D, Class M1
(CME Term SOFR 1-Month plus 0.79%)
6.13% 02/25/36
1
4,023,333 3,821,840
NLT Trust,
Series 2021-INV2, Class A1
1.16% 08/25/56
2,6
5,488,291 4,541,418
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-
Through Certificates,
Series 2005-5, Class 1APT
(CME Term SOFR 1-Month plus 0.67%)
6.02% 12/25/35
1
2,494,441 2,353,605
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCW3, Class M2
(CME Term SOFR 1-Month plus 0.85%)
6.19% 08/25/35
1
1,659,484 1,579,168
PHH Alternative Mortgage Trust,
Series 2007-3, Class A3
(CME Term SOFR 1-Month plus 0.71%)
6.06% 07/25/37
1
3,824,192 3,697,117
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 07/25/24)
5.61% 10/25/25
2
5,282,356 5,282,723
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 07/25/24)
4.87% 04/25/26
2
5,951,007 5,881,509
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 07/25/24)
5.56% 06/25/27
2
8,845,174 8,768,056
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
PRPM, LLC,
Series 2021-10, Class A1 (STEP-reset date 07/25/24)
2.49% 10/25/26
2
$ 4,605,576 $ 4,580,482
PRPM, LLC,
Series 2021-7, Class A1 (STEP-reset date 07/25/24)
1.87% 08/25/26
2
8,746,011 8,558,190
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.63% 03/25/35
6
851,743 452,526
Residential Asset Mortgage Products Trust,
Series 2005-EFC1, Class M5
(CME Term SOFR 1-Month plus 0.76%)
6.43% 05/25/35
1
1,049,804 1,042,620
Residential Asset Securities Corp.,
Series 2005-KS11, Class M2
(CME Term SOFR 1-Month plus 0.74%)
6.09% 12/25/35
1
419,040 418,358
Saxon Asset Securities Trust,
Series 2006-2, Class M1
(CME Term SOFR 1-Month plus 0.55%)
5.89% 09/25/36
1
10,105,944 9,445,708
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 08/25/24)
2.84% 01/25/36 1,338,271 1,076,952
Soundview Home Loan Trust,
Series 2006-OPT4, Class 2A4
(CME Term SOFR 1-Month plus 0.57%)
5.92% 06/25/36
1
3,024,711 2,871,065
Specialty Underwriting & Residential Finance Trust,
Series 2005-BC2, Class M3
(CME Term SOFR 1-Month plus 1.09%)
6.43% 12/25/35
1
908,728 894,721
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4
(CME Term SOFR 1-Month plus 0.28%)
5.63% 01/25/37
1
689,456 678,665
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
6.46% 09/25/33
6
165,472 157,513
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(CME Term SOFR 1-Month plus 1.21%)
6.56% 07/25/34
1,2
58,344 55,122
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 07/25/24)
5.24% 02/27/51
2
3,900,445 3,861,187
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
5.40% 01/25/35
6
237,210 223,779
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB2, Class 2A
5.50% 07/25/34 432,399 411,767

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(CME Term SOFR 1-Month plus 0.69%)
6.04% 10/25/45
1
$ 708,841 $ 680,162
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(CME Term SOFR 1-Month plus 0.77%)
6.12% 01/25/45
1
99,760 99,987
193,109,088
U.S. Agency Commercial Mortgage-Backed — 1 .32%
Fannie Mae-Aces,
Series 2021-M1, Class A1
0.87% 11/25/30 1,752,506 1,566,831
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ34, Class A1
0.68% 06/25/26 1,276,183 1,236,545
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ37, Class A1
1.68% 12/25/27 10,777,005 9,965,734
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
5.91% 05/25/44
1
918,018 912,760
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
6
914,971 909,101
14,590,971
U.S. Agency Mortgage-Backed — 28 .16%
Fannie Mae Pool 735861
6.50% 09/01/33 4,104 4,151
Fannie Mae Pool 770900
(RFUCCT1Y plus 1.55%)
6.93% 04/01/34
1
61,525 61,653
Fannie Mae Pool AE0083
6.00% 01/01/40 379,521 388,263
Fannie Mae Pool AL0851
6.00% 10/01/40 458,028 474,523
Fannie Mae REMICS,
Series 1997-76, Class FS
(SOFR30A plus 0.56%)
5.90% 09/17/27
1
2,473 2,445
Fannie Mae REMICS,
Series 2001-60, Class OF
(SOFR30A plus 1.06%)
6.40% 10/25/31
1
239,092 241,802
Fannie Mae REMICS,
Series 2007-64, Class FA
(SOFR30A plus 0.58%)
5.92% 07/25/37
1
135,932 135,408
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2009-85, Class LF
(SOFR30A plus 1.31%)
6.65% 10/25/49
1
$ 1,420,337 $ 1,436,721
Fannie Mae REMICS,
Series 2009-96, Class FA
(SOFR30A plus 1.01%)
6.35% 11/25/49
1
856,430 866,960
Fannie Mae REMICS,
Series 2010-109, Class PF
(SOFR30A plus 0.51%)
5.85% 10/25/40
1
432,866 428,317
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X SOFR30A plus 6.12%, 6.23% Cap)
0.78% 11/25/36
1
2,857,305 248,412
Fannie Mae REMICS,
Series 2010-43, Class DP
5.00% 05/25/40 330,109 330,703
Fannie Mae REMICS,
Series 2010-6, Class BF
(SOFR30A plus 0.87%)
6.21% 02/25/40
1
775,591 778,782
Fannie Mae REMICS,
Series 2010-95, Class S (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.15% 09/25/40
1
2,334,086 229,568
Fannie Mae REMICS,
Series 2019-79, Class FA
(SOFR30A plus 0.61%)
5.95% 01/25/50
1
2,764,426 2,717,857
Fannie Mae REMICS,
Series 2020-10, Class FA
(SOFR30A plus 0.61%)
5.95% 03/25/50
1
4,941,713 4,868,108
Freddie Mac Gold Pool A45796
7.00% 01/01/33 684 704
Freddie Mac Gold Pool C46104
6.50% 09/01/29 1,692 1,738
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 122,882 122,071
Freddie Mac REMICS,
Series 2454, Class FQ
(SOFR30A plus 1.11%)
6.45% 06/15/31
1
2,084 2,103
Freddie Mac REMICS,
Series 2733, Class FB
(SOFR30A plus 0.71%)
6.05% 10/15/33
1
978,322 971,743
Freddie Mac REMICS,
Series 3071, Class TF
(SOFR30A plus 0.41%)
5.75% 04/15/35
1
181,554 181,428

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
13 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3294, Class CB
5.50% 03/15/37 $ 143,257 $ 147,108
Freddie Mac REMICS,
Series 3300, Class FA
(SOFR30A plus 0.41%)
5.75% 08/15/35
1
278,404 274,598
Freddie Mac REMICS,
Series 3325, Class NF
(SOFR30A plus 0.41%)
5.75% 08/15/35
1
717,962 708,146
Freddie Mac REMICS,
Series 3524, Class FC
(SOFR30A plus 1.05%)
6.39% 06/15/38
1
179,806 181,221
Freddie Mac REMICS,
Series 3531, Class FM
(SOFR30A plus 1.01%)
6.35% 05/15/39
1
99,882 100,239
Freddie Mac REMICS,
Series 4959, Class JF
(SOFR30A plus 0.56%)
5.90% 03/25/50
1
4,401,343 4,304,543
Freddie Mac Strips,
Series 240, Class F30
(SOFR30A plus 0.41%)
5.75% 07/15/36
1
838,908 828,880
Freddie Mac Strips,
Series 263, Class F5
(SOFR30A plus 0.61%)
5.95% 06/15/42
1
977,158 969,092
Freddie Mac Strips,
Series 319, Class F2
(SOFR30A plus 0.61%)
5.95% 11/15/43
1
4,501,545 4,433,739
Ginnie Mae (TBA)
4.50% 07/15/54 17,550,000 16,684,232
5.00% 07/15/54 14,900,000 14,510,179
5.50% 07/15/54 5,450,000 5,408,297
Ginnie Mae II Pool 2020
8.50% 06/20/25 42 42
Ginnie Mae II Pool 2286
8.50% 09/20/26 19 19
Ginnie Mae II Pool 2487
8.50% 09/20/27 520 520
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.88% 04/20/27
1
3,439 3,403
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.63% 03/20/32
1
7,494 7,398
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.88% 06/20/32
1
$ 3,886 $ 3,876
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 07/20/34
1
106,132 104,868
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.00%)
5.13% 01/20/35
1
3,338 3,350
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
5.00% 02/20/25
1
738 732
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.69%, 6.80% Cap)
1.35% 05/20/37
1
1,844,556 76,595
Ginnie Mae,
Series 2013-53, Class AD
1.50% 12/20/26 155,176 150,896
Ginnie Mae,
Series 2023-111, Class FN
(SOFR30A plus 1.20%)
6.53% 08/20/53
1
7,848,128 7,921,589
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
6.50% 08/20/53
1
7,053,255 7,074,337
Ginnie Mae,
Series 2023-116, Class FL
(SOFR30A plus 1.15%)
6.48% 08/20/53
1
6,630,476 6,658,327
Ginnie Mae,
Series 2024-51, Class F
(SOFR30A plus 1.00%)
6.33% 03/20/54
1
16,298,417 16,314,185
Ginnie Mae,
Series 2024-51, Class PF
(SOFR30A plus 1.00%)
6.33% 03/20/54
1
15,480,480 15,495,230
Ginnie Mae,
Series 2024-51, Class TF
(SOFR30A plus 1.00%)
6.33% 03/20/54
1
12,540,890 12,552,734
UMBS (TBA)
3.50% 07/15/39 14,500,000 13,709,583
4.00% 07/01/39 26,300,000 25,303,269
4.00% 07/01/54 21,125,000 19,332,396
4.50% 07/15/39 40,675,000 39,793,390
4.50% 07/01/54 23,550,000 22,205,931
5.00% 07/15/39 40,350,000 39,999,822
5.00% 07/01/54 14,825,000 14,329,000

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.50% 07/01/54 $ 8,075,000 $ 7,963,626
312,048,852
Total Mortgage-Backed
(Cost $653,382,872) 641,132,404
MUNICIPAL BONDS — 1 .25% *
California — 0 .30%
Campbell Union School District General Obligation, School
Improvements, Series B
5.41% 08/01/27 3,295,000 3,304,259
Florida — 0 .11%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.14% 10/01/28 445,000 397,173
2.29% 10/01/29 985,000 862,872
1,260,045
Maryland — 0 .09%
City of Baltimore General Obligation, School Improvements,
Series C
5.00% 10/15/25 1,035,000 1,029,596
Massachusetts — 0 .31%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 3,452,103 3,373,122
New York — 0 .44%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.19% 08/01/25 1,110,000 1,085,494
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B2
2.31% 11/01/26 4,060,000 3,816,807
4,902,301
Total Municipal Bonds
(Cost $14,680,591) 13,869,323
U.S. TREASURY SECURITIES — 17 .29%
U.S. Treasury Notes — 17 .29%
U.S. Treasury Notes
4.63% 06/15/27 62,685,000 62,873,545
U.S. Treasury Notes (WI)
4.25% 06/30/29 63,020,000 62,757,827
4.50% 05/31/29 17,793,000 17,916,022
4.63% 06/30/26 48,160,000 48,074,403
Total U.S. Treasury Securities
(Cost $191,617,201) 191,621,797
Total Bonds — 116 .07%
(Cost $1,301,542,337)
1,286,096,809
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 9 .58%
Money Market Funds — 9 .58%
Dreyfus Government Cash Management Fund
5.19%
9
52,297,000 $ 52,297,000
Fidelity Investments Money Market Funds - Government
Portfolio
6.21%
9,10
194,331 194,331
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.22%
9
53,692,000 53,692,000
Total Short-Term Investments
(Cost $106,183,331) 106,183,331
Total Investments - 125.65%
(Cost $1,407,725,668) 1,392,280,140
Liabilities in Excess of Other Assets - (25.65)% (284,236,113)
Net Assets - 100.00% $ 1,108,044,027
1
Floating rate security. The rate disclosed was in effect at June 30, 2024.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $8,039,076, which is 0.73% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Payment-in-kind (“PIK”) security.
8
Zero coupon bond. The rate shown is the effective yield as of June 30, 2024.
9
Represents the current yield as of June 30, 2024.
10
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $3,980.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
15 / June 2024
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(DIP): Debtor-in-Possession
(EMTN): Euro Medium-Term Note
(EUR): Euro
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 8,051,000 USD 8,609,718 Citibank N.A. 07/12/24 $ 24,806
USD 10,916,939 EUR 9,995,000 Citibank N.A. 07/12/24 197,518
USD 1,472,849 EUR 1,353,000 Goldman Sachs International 07/12/24 21,785
USD 2,670,416 EUR 2,474,000 The Bank of New York Mellon 07/12/24 17,104
NET UNREALIZED APPRECIATION $ 261,213
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 4,676 09/30/24 $ 954,926,875 $ 1,998,469 $ 1,998,469
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 2,414 09/30/24 (257,279,606) (1,134,073) (1,134,073)
U.S. Treasury Ten-Year Ultra Bond 384 09/19/24 (43,596,000) (480,730) (480,730)
U.S. Treasury Ultra Bond 63 09/19/24 (7,896,656) (87,739) (87,739)
Euro-Bobl Future 33 09/06/24 (4,118,221) (42,834) (42,834)
Euro-Schatz Future 30 09/06/24 (3,398,519) (15,308) (15,308)
(316,289,002) (1,760,684) (1,760,684)
TOTAL FUTURES CONTRACTS $ 638,637,873 $ 237,785 $ 237,785

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 16
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
17 / June 2024
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2024 is as follows:
LOW DURATION BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 106,183,331 $ — $ — $ 106,183,331
Long-Term Investments:
Asset-Backed Securities — 113,628,731 4,911,546 118,540,277
Bank Loans — 16,663,785 — 16,663,785
Corporates — 304,269,223 — 304,269,223
Mortgage-Backed Securities — 638,004,874 3,127,530 641,132,404
Municipal Bonds — 13,869,323 — 13,869,323
U.S. Treasury Securities 191,621,797 — — 191,621,797
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 261,213 — 261,213
Futures Contracts
Interest Rate Risk 1,998,469 — — 1,998,469
Liabilities:
Futures Contracts
Interest Rate Risk (1,760,684) — — (1,760,684)
Total $ 298,042,913 $ 1,086,697,149 $ 8,039,076 $ 1,392,779,138
*Other financial instruments include foreign currency exchange contracts and futures.

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 18
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
LOW DURATION
BOND FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2024 $ 5,008,441 $ — $ 3,175,417 $ 8,183,858
Accrued discounts/premiums — — (51,725) (51,725)
Realized (loss) — (6,025,409) — (6,025,409)
Change in unrealized appreciation* 5,089 6,078,660 3,838 6,087,587
Purchases — — — —
Sales (101,984) (53,251) — (155,235)
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
June 30, 2024
$ 4,911,546 $ — $ 3,127,530 $ 8,039,076
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2024 was $8,927 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2024.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2024, are as follows:
LOW DURATION BOND FUND
FAIR VALUE AT
6/30/24
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $4,911,546 Broker Quote Offered Quote $89.21 $89.21 Increase
Mortgage-Backed
Securities-Non-Agency $431,580 Third-Party Vendor Vendor Prices $1.09 $1.09 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $2,695,950 Broker Quote Offered Quote $99.85 $99.85 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.